Schedule of Investments (unaudited) June 30, 2019	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Axon Enterprise Inc.(a)	512,893	$32,932,860
Curtiss-Wright Corp.	370,530	47,105,479
Teledyne Technologies Inc.(a)	153,812	42,124,492

		122,162,831

Air Freight & Logistics — 0.3%
XPO Logistics Inc.(a)(b)	334,563	19,341,087

Auto Components — 0.5%
Gentex Corp.	1,616,244	39,775,765

Banks — 3.0%
BancorpSouth Bank	382,417	11,105,390
Bank of Hawaii Corp.	166,882	13,836,187
Commerce Bancshares Inc.	545,277	32,531,226
East West Bancorp. Inc.	630,412	29,484,369
First Financial Bankshares Inc.	1,175,547	36,195,092
FNB Corp.	1,294,075	15,231,263
Home BancShares Inc./AR	604,202	11,636,931
Signature Bank/New York NY	286,368	34,604,709
Sterling Bancorp./DE	907,683	19,315,494
UMB Financial Corp.	382,548	25,179,309

		229,119,970

Beverages — 0.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	75,781	28,627,031

Biotechnology — 0.6%
Exelixis Inc.(a)(b)	1,333,201	28,490,505
Ligand Pharmaceuticals Inc.(a)(b)	169,772	19,379,474

		47,869,979

Building Products — 1.4%
Lennox International Inc.	305,761	84,084,275
Trex Co. Inc.(a)(b)	329,411	23,618,769

		107,703,044

Capital Markets — 2.7%
Eaton Vance Corp., NVS	602,764	25,997,211
Evercore Inc., Class A	160,080	14,178,286
FactSet Research Systems Inc.	331,262	94,926,439
Federated Investors Inc., Class B	399,827	12,994,377
Interactive Brokers Group Inc., Class A	442,293	23,972,281
SEI Investments Co.	610,411	34,244,057

		206,312,651

Chemicals — 2.7%
Cabot Corp.	283,630	13,531,987
Chemours Co. (The)	1,420,373	34,088,952
Ingevity Corp.(a)(b)	206,620	21,730,225
NewMarket Corp.	49,894	20,004,500
RPM International Inc.	1,135,465	69,388,266
Scotts Miracle-Gro Co. (The)	218,353	21,507,771
Sensient Technologies Corp.	172,301	12,660,678
Valvoline Inc.	684,714	13,372,465

		206,284,844

Commercial Services & Supplies — 1.0%
Brink’s Co. (The)	228,960	18,586,973
Clean Harbors Inc.(a)(b)	255,452	18,162,637
Healthcare Services Group Inc.	352,925	10,700,686
MSA Safety Inc.	304,988	32,142,685

		79,592,981

Security	Shares	Value

Communications Equipment — 1.4%
Ciena Corp.(a)	1,239,822	$50,993,879
InterDigital Inc.	162,141	10,441,881
Lumentum Holdings Inc.(a)(b)	344,152	18,381,158
Plantronics Inc.	165,404	6,126,564
ViaSat Inc.(a)(b)	246,723	19,940,153

		105,883,635

Construction Materials — 0.2%
Eagle Materials Inc.(b)	194,913	18,068,435

Consumer Finance — 0.7%
Green Dot Corp., Class A(a)(b)	414,404	20,264,355
SLM Corp.	3,744,622	36,397,726

		56,662,081

Containers & Packaging — 0.5%
AptarGroup Inc.	301,078	37,436,038
Greif Inc., Class A, NVS	101,803	3,313,688

		40,749,726

Distributors — 0.9%
Pool Corp.	344,542	65,807,522

Diversified Consumer Services — 1.4%
Adtalem Global Education Inc.(a)	490,154	22,081,438
Service Corp. International/U.S.	1,578,710	73,852,054
Sotheby’s(a)	134,743	7,832,610
Weight Watchers International Inc.(a)(b)	336,623	6,429,499

		110,195,601

Electric Utilities — 1.1%
Hawaiian Electric Industries Inc.	462,408	20,137,868
IDACORP Inc.	248,788	24,985,779
OGE Energy Corp.	971,073	41,328,867

		86,452,514

Electrical Equipment — 0.9%
EnerSys	248,743	17,038,895
Hubbell Inc.	288,039	37,560,286
Regal Beloit Corp.	192,878	15,760,061

		70,359,242

Electronic Equipment, Instruments & Components — 4.1%
Cognex Corp.(b)	727,385	34,899,932
Littelfuse Inc.	214,203	37,894,653
National Instruments Corp.	970,970	40,771,030
Trimble Inc.(a)	2,179,755	98,328,748
Zebra Technologies Corp., Class A(a)(b)	467,587	97,954,801

		309,849,164

Energy Equipment & Services — 0.7%
Apergy Corp.(a)(b)	341,917	11,467,896
Core Laboratories NV	215,162	11,248,669
Ensco Rowan PLC, Class A(b)	1,705,367	14,546,781
Transocean Ltd.(a)(b)	2,022,926	12,966,956

		50,230,302

Entertainment — 1.6%
Cinemark Holdings Inc.	415,405	14,996,120
Live Nation Entertainment Inc.(a)(b)	1,209,965	80,160,181
World Wrestling Entertainment Inc., Class A	378,212	27,310,689

		122,466,990

Equity Real Estate Investment Trusts (REITs) — 11.5%
American Campus Communities Inc.	1,189,044	54,886,271
Brixmor Property Group Inc.	1,264,874	22,615,947
Camden Property Trust	494,131	51,582,335

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CoreCivic Inc.	495,097	$10,278,214
CoreSite Realty Corp.	191,782	22,087,533
Cousins Properties Inc.	616,822	22,310,452
CyrusOne Inc.	980,385	56,587,822
Douglas Emmett Inc.	728,714	29,031,966
EastGroup Properties Inc.	318,381	36,925,828
EPR Properties	431,640	32,196,028
First Industrial Realty Trust Inc.	712,207	26,166,485
GEO Group Inc. (The)	440,985	9,265,095
Healthcare Realty Trust Inc.	660,413	20,684,135
Highwoods Properties Inc.	431,166	17,807,156
JBG SMITH Properties	731,819	28,789,759
Lamar Advertising Co., Class A	437,338	35,297,550
Liberty Property Trust	706,464	35,351,459
Life Storage Inc.	403,968	38,409,277
Mack-Cali Realty Corp.	508,672	11,846,971
Medical Properties Trust Inc.	3,416,781	59,588,661
National Retail Properties Inc.	1,409,241	74,703,865
Omega Healthcare Investors Inc.	1,858,377	68,295,355
Pebblebrook Hotel Trust	531,873	14,988,181
PS Business Parks Inc.	98,830	16,655,820
Rayonier Inc.	662,570	20,075,871
Tanger Factory Outlet Centers Inc.	342,378	5,549,947
Taubman Centers Inc.	312,625	12,764,479
Uniti Group Inc.	1,595,299	15,155,341
Urban Edge Properties	521,521	9,037,959
Weingarten Realty Investors	611,484	16,766,891

		875,702,653

Food Products — 1.4%
Flowers Foods Inc.	796,840	18,542,467
Lancaster Colony Corp.	169,170	25,138,662
Post Holdings Inc.(a)	577,876	60,081,768
Tootsie Roll Industries Inc.(b)	163,107	6,023,541

		109,786,438

Gas Utilities — 2.1%
National Fuel Gas Co.	747,644	39,438,221
ONE Gas Inc.	237,334	21,431,260
Spire Inc.	193,423	16,232,058
UGI Corp.	1,508,906	80,590,670

		157,692,209

Health Care Equipment & Supplies — 7.3%
Avanos Medical Inc.(a)(b)	411,522	17,946,474
Cantel Medical Corp.(b)	147,946	11,930,366
Globus Medical Inc., Class A(a)(b)	663,148	28,051,160
Haemonetics Corp.(a)	443,583	53,380,778
Hill-Rom Holdings Inc.	578,435	60,515,870
ICU Medical Inc.(a)(b)	144,644	36,437,270
Inogen Inc.(a)(b)	87,247	5,824,610
Integra LifeSciences Holdings Corp.(a)(b)	614,584	34,324,516
LivaNova PLC(a)	418,591	30,121,808
Masimo Corp.(a)	425,231	63,282,878
NuVasive Inc.(a)(b)	449,473	26,312,149
Steris PLC(a)	732,450	109,047,156
West Pharmaceutical Services Inc.	636,571	79,666,861

		556,841,896

Health Care Providers & Services — 3.4%
Amedisys Inc.(a)(b)	252,613	30,669,744
Chemed Corp.	138,084	49,826,230
Covetrus Inc.(a)(b)	374,467	9,159,463

Security	Shares	Value

Health Care Providers & Services (continued)
Encompass Health Corp.	856,335	$54,257,386
HealthEquity Inc.(a)(b)	472,731	30,916,607
Molina Healthcare Inc.(a)	542,450	77,646,293
Tenet Healthcare Corp.(a)(b)	325,645	6,727,826

		259,203,549

Health Care Technology — 0.4%
Medidata Solutions Inc.(a)(b)	323,609	29,289,851

Hotels, Restaurants & Leisure — 5.4%
Brinker International Inc.	324,852	12,782,926
Cheesecake Factory Inc. (The)	179,224	7,835,673
Churchill Downs Inc.	306,452	35,263,432
Cracker Barrel Old Country Store Inc.	114,557	19,558,317
Domino’s Pizza Inc.	356,072	99,087,716
Dunkin’ Brands Group Inc.	422,399	33,648,304
Eldorado Resorts Inc.(a)(b)	563,739	25,971,456
International Speedway Corp., Class A	99,682	4,474,725
Jack in the Box Inc.	140,875	11,465,816
Papa John’s International Inc.	99,683	4,457,824
Penn National Gaming Inc.(a)(b)	535,581	10,315,290
Scientific Games Corp./DE, Class A(a)	482,984	9,572,743
Six Flags Entertainment Corp.	291,596	14,486,489
Texas Roadhouse Inc.	376,156	20,188,293
Wendy’s Co. (The)	1,578,805	30,913,002
Wyndham Destinations Inc.	527,141	23,141,490
Wyndham Hotels & Resorts Inc.	842,830	46,979,344

		410,142,840

Household Durables — 1.4%
Helen of Troy Ltd.(a)(b)	216,689	28,297,416
NVR Inc.(a)	17,540	59,114,185
Tempur Sealy International Inc.(a)(b)	223,026	16,363,418
Tupperware Brands Corp.	144,677	2,753,203

		106,528,222

Household Products — 0.1%
Energizer Holdings Inc.	280,923	10,854,865

Industrial Conglomerates — 0.6%
Carlisle Companies Inc.	316,354	44,419,265

Insurance — 2.2%
Brown & Brown Inc.	2,027,896	67,934,516
Genworth Financial Inc., Class A(a)(b)	1,962,029	7,279,128
Hanover Insurance Group Inc. (The)	148,084	18,999,177
Kemper Corp.	231,550	19,980,449
Mercury General Corp.	107,597	6,724,812
Primerica Inc.	366,788	43,996,221

		164,914,303

Interactive Media & Services — 0.3%
Cars.com Inc.(a)(b)	261,428	5,155,360
Yelp Inc.(a)(b)	615,818	21,048,659

		26,204,019

IT Services — 4.5%
CoreLogic Inc.(a)(b)	698,968	29,237,832
KBR Inc.	575,971	14,364,717
Leidos Holdings Inc.	1,249,267	99,753,970
LiveRamp Holdings Inc.(a)	597,485	28,966,073
MAXIMUS Inc.	552,776	40,098,371
Sabre Corp.	2,379,742	52,830,272

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
WEX Inc.(a)(b)	374,662	$77,967,162

		343,218,397

Leisure Products — 0.2%
Mattel Inc.(a)(b)	1,466,235	16,436,494

Life Sciences Tools & Services — 2.9%
Bio-Rad Laboratories Inc., Class A(a)	173,539	54,246,556
Bio-Techne Corp.	328,083	68,402,025
Charles River Laboratories International Inc.(a)(b)	236,511	33,560,911
PRA Health Sciences Inc.(a)(b)	511,938	50,758,653
Syneos Health Inc.(a)(b)	307,569	15,713,700

		222,681,845

Machinery — 5.7%
Crane Co.	260,174	21,708,918
Donaldson Co. Inc.	718,074	36,521,244
Graco Inc.	851,073	42,706,843
IDEX Corp.	655,828	112,894,232
ITT Inc.	760,586	49,803,171
Kennametal Inc.	713,721	26,400,540
Lincoln Electric Holdings Inc.	288,330	23,735,326
Nordson Corp.	192,599	27,216,165
Toro Co. (The)	562,430	37,626,567
Woodward Inc.	484,291	54,802,369

		433,415,375

Marine — 0.2%
Kirby Corp.(a)(b)	210,157	16,602,403

Media — 1.2%
AMC Networks Inc., Class A(a)(b)	192,397	10,483,712
Cable One Inc.	26,634	31,188,148
John Wiley & Sons Inc., Class A	250,445	11,485,408
New York Times Co. (The), Class A(b)	1,230,714	40,145,891

		93,303,159

Metals & Mining — 0.9%
Allegheny Technologies Inc.(a)(b)	1,091,805	27,513,486
Royal Gold Inc.	363,252	37,229,697

		64,743,183

Multi-Utilities — 0.7%
Black Hills Corp.	470,656	36,791,180
NorthWestern Corp.	253,429	18,284,902

		55,076,082

Multiline Retail — 0.5%
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	450,954	39,282,603

Oil, Gas & Consumable Fuels — 2.0%
Callon Petroleum Co.(a)(b)	1,974,345	13,010,934
Chesapeake Energy Corp.(a)(b)	4,438,093	8,654,281
CNX Resources Corp.(a)(b)	1,693,283	12,377,899
Equitrans Midstream Corp.(a)	1,767,297	34,833,424
Matador Resources Co.(a)(b)	575,327	11,437,501
Murphy Oil Corp.	1,413,836	34,851,057
PBF Energy Inc., Class A	477,584	14,948,379
QEP Resources Inc.(a)(b)	2,062,115	14,909,091
Southwestern Energy Co.(a)(b)	2,143,986	6,774,996

		151,797,562

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	459,828	12,056,690

Personal Products — 0.1%
Edgewell Personal Care Co.(a)	230,861	6,221,704

Security	Shares	Value

Pharmaceuticals — 0.6%
Catalent Inc.(a)(b)	719,504	$39,004,312
Mallinckrodt PLC(a)(b)	726,423	6,668,563

		45,672,875

Professional Services — 0.9%
ASGN Inc.(a)	457,391	27,717,895
Insperity Inc.	325,216	39,721,882

		67,439,777

Road & Rail — 1.4%
Genesee & Wyoming Inc., Class A(a)(b)	244,795	24,479,500
Landstar System Inc.	222,664	24,045,485
Old Dominion Freight Line Inc.(b)	375,854	56,099,968

		104,624,953

Semiconductors & Semiconductor Equipment — 4.8%
Cree Inc.(a)(b)	911,733	51,221,160
Cypress Semiconductor Corp.	3,169,981	70,500,378
Monolithic Power Systems Inc.	343,151	46,593,043
Semtech Corp.(a)(b)	577,604	27,753,872
Silicon Laboratories Inc.(a)(b)	375,451	38,821,633
Synaptics Inc.(a)(b)	168,191	4,901,086
Teradyne Inc.	920,542	44,103,167
Universal Display Corp.(b)	242,921	45,683,723
Versum Materials Inc.	652,963	33,679,832

		363,257,894

Software — 5.5%
ACI Worldwide Inc.(a)(b)	957,775	32,889,993
Blackbaud Inc.(b)	264,172	22,058,362
CDK Global Inc.	432,009	21,358,525
CommVault Systems Inc.(a)	332,391	16,493,241
Fair Isaac Corp.(a)	251,132	78,860,471
j2 Global Inc.	402,739	35,799,470
Manhattan Associates Inc.(a)(b)	386,102	26,768,452
PTC Inc.(a)(b)	896,918	80,507,360
Teradata Corp.(a)(b)	1,014,404	36,366,383
Tyler Technologies Inc.(a)(b)	332,146	71,750,179

		422,852,436

Specialty Retail — 1.6%
Aaron’s Inc.(b)	310,721	19,081,377
Five Below Inc.(a)(b)	484,774	58,182,575
Sally Beauty Holdings Inc.(a)(b)	658,554	8,785,110
Urban Outfitters Inc.(a)(b)	594,050	13,514,638
Williams-Sonoma Inc.	354,999	23,074,935

		122,638,635

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s Inc.	199,733	19,481,957
Deckers Outdoor Corp.(a)(b)	252,449	44,423,450

		63,905,407

Thrifts & Mortgage Finance — 0.4%
LendingTree Inc.(a)(b)	64,709	27,179,721

Trading Companies & Distributors — 0.4%
GATX Corp.	137,980	10,940,434
MSC Industrial Direct Co. Inc., Class A	206,500	15,334,690
NOW Inc.(a)(b)	423,815	6,255,510

		32,530,634

Water Utilities — 0.5%
Aqua America Inc.	859,687	35,565,251

Total Common Stocks — 99.8% (Cost: $6,216,428,585)		7,615,598,585

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 6.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	485,585,184	$485,827,977
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	11,303,824	11,303,824

		497,131,801

Total Short-Term Investments — 6.5% (Cost: $496,989,045)		497,131,801

Total Investments in Securities — 106.3% (Cost: $6,713,417,630)		8,112,730,386

Other Assets, Less Liabilities — (6.3)%		(481,904,812)

Net Assets — 100.0%		$7,630,825,574

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	301,369,715	184,215,469	485,585,184	$485,827,977	$267,623	(a)	$(6,566)	$41,738
BlackRock Cash Funds: Treasury, SL Agency Shares	11,795,983	(492,159)	11,303,824	11,303,824	67,130		—	—

				$497,131,801	$334,753		$(6,566)	$41,738

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P MidCap 400 E-Mini	57	09/20/19	$11,115	$261,632

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P Mid-Cap 400 Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$7,615,598,585	$—	$—	$7,615,598,585
Money Market Funds	497,131,801	—	—	497,131,801

	$8,112,730,386	$—	$—	$8,112,730,386

Derivative financial instruments(a)
Assets
Futures Contracts	$261,632	$—	$—	$261,632

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares